CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Income for the year before income tax:		$ 453,028,460	$ 187,735,965	$ 469,513,840
Adjustments to reconcile income for the year before income tax:
Depreciation of property, plant and equipment		160,708,271	146,142,462	183,545,551
Amortization of intangible assets		2,276,917	3,540,349	17,604,337
(Impairment Reversal) Impairment of property, plant and equipment and intangible assets		(60,950,354)	134,286,909	(126,029,102)
Loss on disposal of property, plant and equipment		15,955,532		24,240,369
(Charge) recovery for discount of tax credits		(471,649)	126,971	2,187,252
Interest earned from customers		(23,953,470)	(40,986,852)	(90,513,240)
Finance income		(125,498,842)	(154,337,361)	(659,454,202)
Finance expenses		243,562,018	225,750,640	1,022,034,987
Insurance recovery		(18,850,726)	(12,610,208)
Share of the profit of associates		(59,699,292)	(21,218,364)	(17,519,590)
Gain from bargain purchase				(208,103,781)
Result from investment in entities mesuared at fair value		(134,631,734)	(3,306,136)
Material and spare parts impairment		930,610	1,763,170	2,051,570
Movements in provisions and long-term employee benefit plan expense		5,973,919	15,734,051	10,576,352
Biological assets revaluation		87,009,450	(28,610,640)	(36,263,417)
Foreign exchange difference for trade receivables		(73,135,763)	(76,794,597)	(546,159,037)
Net effect CAMMESA agreement - Resolution SE No 58/2024 and 66/2024			16,237,127
Results on net monetary position		(60,259,471)	(55,075,097)	348,626,209
Working capital adjustments:
Decrease in trade and other receivables		15,509,797	80,768,171	123,106,987
Decrease (Increase) in other non-financial assets, inventories and biological assets		541,941	1,104,289	(88,017,855)
Decrease in trade and other payables, other non-financial liabilities and liabilities from employee benefits		(21,782,946)	(117,019,060)	(54,801,423)
Interest received from customers		21,504,457	48,446,076	83,992,730
Income tax paid		(21,285,965)	(19,549,059)	(98,383,867)
Tax interest paid		(957,733)	(1,059,286)	(2,729,885)
Insurance recovery collected		5,683,243	8,619,688	338,029
Net cash flows provided by operating activities		411,206,670	339,689,208	359,842,814
Investing activities
Purchase of property, plant and equipment and materials	[1]	(295,409,261)	(187,461,129)	(28,173,695)
Dividends collected		26,836,353	10,712,729	19,274,246
Sale of property, plant and equipment			1,469,031
Acquisition of associates	[1]	(7,733,480)		(103,178,621)
Acquisition of other financial assets, net	[1]	(133,308)	(41,655,102)	(70,049,472)
Net cash flows used in investing activities		(276,439,696)	(216,934,471)	(182,127,542)
Financing activities
Bank and investment accounts overdrafts received		18,289,470	28,604,784	4,983,981
Bank and investment accounts overdrafts paid		(28,604,718)	(5,014,564)	(18,775,303)
Loans and other financial debts received	[1]	183,791,662	84,986,062	205,987,100
Loans and other financial debts paid	[1]	(233,174,988)	(172,134,791)	(266,689,590)
Corporate bonds repurchase payment				(18,546,382)
Direct financing and loans refinancing costs paid		(33,539,949)	(52,601,623)	(72,013,682)
Interest and other financial costs paid			(4,902,987)
Bank fees and expenses paid		(1,992,333)	(1,489,503)	(635,406)
Dividends paid	[1]	(1,009,889)	(21,905,002)	(62,778,238)
Contribution of non-controlling interests			10,088
Net cash flows used in financing activities		(96,240,745)	(144,447,536)	(228,467,520)
Increase (Decrease) in cash and cash equivalents		38,526,229	(21,692,799)	(50,752,248)
Exchange difference and other financial results		(112,712)	1,327,883	58,485,623
RECPAM generated by cash and cash equivalents		(5,787,469)	(13,168,744)	(51,606,449)
Cash and cash equivalents as of January 1		5,054,635	38,588,295	82,461,369
Cash and cash equivalents as of December 31		37,680,683	5,054,635	38,588,295
Acquisition of PP&E pending payment and through pre-financing		19,213,755	62,002,205	34,827,851
Incorporation of PP&E, financial assets, and financial debts through the acquisition of companies				563,678,247
Agreement with CAMMESA - Resolutions SE N° 58/2024 and 66/2024 (Note 1.2.p)			59,154,758
Acquisition of financial assets through the TRUST		32,792,587	27,420,506	44,830,009
Acquisition of investment in associate		15,466,001	27,680,352
Payment of dividends through securities			71,562,816	281,595,835
Cancellation of financial debts through the TRUST - Capital		6,663,056	6,485,680	5,568,777
Cancellation of financial debts through the TRUST - Interest		7,450,626	8,726,909	8,357,391
Disbursements received through pre-financing			17,844,107
Fees to secure financing		8,308,300
Spin-off of the ECOGAS Group		145,908,425
Redemption of minority shareholder’s shares (See Note 18)		$ 36,183,356

[1]	Detail of the transactions that did not involve cash flows in each fiscal year: